TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES
18.	TRADE AND OTHER RECEIVABLES

	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Trade receivables, net of impairment losses	20,025	17,754
Prepayments	1,159	576
Contract assets	1,177	2,317
Value added tax	92	59
Finance lease receivables	215	281

	22,668	20,987

Trade receivables are shown net of an impairment losses provision of US$3,922,000 (2019: US$5,443,000) (see Note 29). Prepayments are shown net of impairment of US$562,000 (2019: US$1,376,000) (see Note 7).

Contract assets have decreased compared to the prior year as the Group shipped less product to customers with cost per test contracts in the last part of the year.

Long-term contract receivable

(i) Finance lease commitments – Group as lessor

The Group leases instruments as part of its business. Future minimum receivables with non-cancellable terms are as follows:

	December 31, 2020 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	415	200	215
Between one and five years (Note 16)	591	300	291

	1,006	500	506

	December 31, 2019 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	523	242	281
Between one and five years (Note 16)	805	402	403

	1,328	644	684

The Group classified future minimum lease receivables between one and five years of US$291,000 (2019: US$403,000) as Other Assets, see Note 16. Under the terms of the lease arrangements, no contingent rents are receivable.

 (ii) Operating lease commitments – Group as lessor

The Group leases instruments under operating leases as part of its business.

Future minimum rentals receivable under non-cancellable operating leases are as follows:

	December 31, 2020 US$‘000
	Instruments	Total
Less than one year	2,767	2,767
Between one and five years	171	171

	2,938	2,938

	December 31, 2019 US$‘000
	Instruments	Total
Less than one year	3,528	3,528
Between one and five years	27	27

	3,555	3,555